TAXES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2023
TAXES PAYABLE
Schedule of Taxes payable
	June 30,	December 31,
	2023	2022
	(unaudited)
Income tax payable	$823,335	$865,605
Value added tax payable	519,014	475,861
Other taxes payable	4,431	13,499
Total taxes payable	$1,346,780	$1,354,965